SUNAMERICA SERIES TRUST

Supplement to the Statement of Additional Information

Dated May 1, 2013, as supplemented to date

The following statement is hereby added as a new paragraph at the end of the section “Price of Shares” on page 90 of the Statement of Additional Information:

Each business day, the Portfolios’ NAVs are transmitted electronically to insurance companies that use the Portfolios as underlying investment options for Variable Contracts.

Dated: October 15, 2013

SUNAMERICA SERIES TRUST

Supplement to the Statement of Additional Information

Dated May 1, 2013

The following statement is hereby added as a new paragraph at the end of the section “Price of Shares – Portfolios” on page 23 of the Statement of Additional Information:

Each business day, the Portfolios’ NAVs are transmitted electronically to insurance companies that use the Portfolios as underlying investment options for Variable Contracts.

Dated: October 15, 2013